Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Details) ฿ in Thousands, ¥ in Thousands, Rp in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 THB (฿)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	$ 123,358						$ 137,248				$ 162,465	$ 122,930
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	55,922	¥ 356,535					47,906	¥ 312,581
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	66,650						89,050
SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	547		$ 739
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	181			$ 1,413			224		$ 1,737
THB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	51				฿ 1,709		$ 68			฿ 2,052
IDR [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	$ 7					Rp 101,762